BALANCE SHEET COMPONENTS - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 102,412		$ 1,913,013
Work-in-process	111,270		161,137
Finished goods	79,817		613,786
Inventories, gross	293,499		2,687,936
Less: inventory reserve	0	$ 0	(1,161,469)
Inventories, net	$ 293,499		$ 1,526,467